Property, plant and equipment (Details) (EUR €)	12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Fair Value Measurements Nonrecurring [Member]	Dec. 31, 2011 Variable Interest Entity [Member]	Dec. 31, 2010 Variable Interest Entity [Member]	Dec. 31, 2003 Variable Interest Entity [Member] Shareholder	Dec. 31, 2011 Research and Development Expense [Member]	Dec. 31, 2010 Research and Development Expense [Member]	Dec. 31, 2009 Research and Development Expense [Member]	Dec. 31, 2011 Selling General and Administrative Expenses [Member]	Dec. 31, 2010 Selling General and Administrative Expenses [Member]	Dec. 31, 2009 Selling General and Administrative Expenses [Member]	Dec. 31, 2011 Cost of Sales [Member]	Dec. 31, 2010 Cost of Sales [Member]	Dec. 31, 2009 Cost of Sales [Member]	Dec. 31, 2011 Machinery and Equipment Furniture Fixtures and Other Equipment [Member]	Dec. 31, 2011 Land, buildings and constructions [Member]	Dec. 31, 2010 Land, buildings and constructions [Member]	Dec. 31, 2011 Machinery and equipment [Member]	Dec. 31, 2010 Machinery and equipment [Member]	Dec. 31, 2009 Machinery and equipment [Member]	Dec. 31, 2011 Leasehold improvements [Member]	Dec. 31, 2010 Leasehold improvements [Member]	Dec. 31, 2011 Furniture fixtures and other equipment [Member]	Dec. 31, 2010 Furniture fixtures and other equipment [Member]
Cost
Beginning Balance	€ 1,637,987,000	€ 1,456,817,000																€ 526,855,000	€ 482,233,000	€ 609,253,000	€ 533,134,000		€ 185,635,000	€ 154,966,000	€ 316,244,000	€ 286,484,000
Additions	619,103,000	342,795,000																213,513,000	38,528,000	355,358,000	244,123,000		20,918,000	31,015,000	29,314,000	29,129,000
Disposals	(214,121,000)	(193,004,000)																	(2,876,000)	(212,286,000)	(187,181,000)		(216,000)	(1,103,000)	(1,619,000)	(1,844,000)
Effect of exchange rates	14,834,000	31,379,000																1,773,000	8,970,000	11,698,000	19,177,000		323,000	757,000	1,040,000	2,475,000
Ending Balance	2,057,803,000	1,637,987,000	1,456,817,000															742,141,000	526,855,000	764,023,000	609,253,000	533,134,000	206,660,000	185,635,000	344,979,000	316,244,000
Accumulated depreciation and impairment
Beginning Balance	892,656,000	801,457,000																127,509,000	92,043,000	358,026,000	339,493,000		129,741,000	114,929,000	277,380,000	254,992,000
Depreciation	158,033,000	144,562,000	131,100,000					24,900,000	16,700,000	21,900,000	15,400,000	19,200,000	25,600,000	117,700,000	108,700,000	83,600,000		27,362,000	28,125,000	99,968,000	79,970,000		13,128,000	14,919,000	17,575,000	21,548,000
Impairment charges	12,272,000	8,563,000	15,900,000					3,500,000	700,000	9,100,000	2,600,000	600,000	4,700,000	6,200,000	7,300,000	2,100,000	9,500,000		6,673,000	3,508,000	1,178,000	11,200,000	2,789,000	500,000	5,975,000	212,000
Disposals	(65,446,000)	(75,878,000)																	(1,328,000)	(64,417,000)	(71,809,000)		(41,000)	(1,045,000)	(988,000)	(1,696,000)
Effect of exchange rates	6,678,000	13,952,000																1,006,000	1,996,000	4,715,000	9,194,000		158,000	438,000	799,000	2,324,000
Ending Balance	1,004,193,000	892,656,000	801,457,000															155,877,000	127,509,000	401,800,000	358,026,000	339,493,000	145,775,000	129,741,000	300,741,000	277,380,000
Carrying amount
Carrying amount	1,053,610,000	745,331,000																586,264,000	399,346,000	362,223,000	251,227,000		60,885,000	55,894,000	44,238,000	38,864,000
Property, plant and equipment (Textual) [Abstract]
Assets under construction in carrying amount																		165,000,000	31,800,000	16,600,000	16,300,000		1,300,000	29,100,000	8,000,000	6,900,000
Land	51,100,000	36,100,000
Additions related to non cash transfer from inventory	300,500,000	214,100,000
other non cash movements	17,700,000
Disposals related to non cash transfer to inventory	145,300,000	110,400,000
Impairment charges	12,272,000	8,563,000	15,900,000					3,500,000	700,000	9,100,000	2,600,000	600,000	4,700,000	6,200,000	7,300,000	2,100,000	9,500,000		6,673,000	3,508,000	1,178,000	11,200,000	2,789,000	500,000	5,975,000	212,000
Depreciation	158,033,000	144,562,000	131,100,000					24,900,000	16,700,000	21,900,000	15,400,000	19,200,000	25,600,000	117,700,000	108,700,000	83,600,000		27,362,000	28,125,000	99,968,000	79,970,000		13,128,000	14,919,000	17,575,000	21,548,000
Estimated fair value of machinery and equipment and furniture, fixture and other equipment	1,900,000			1,900,000
Estimated fair value of assets, value used to determine amount of impairment charge																			400,000	201,400,000		7,000,000
Carrying Amount Respect To Evaluation And Operating Lease Systems																					63,000,000
Lease period of property relating to the variable interest entity							15 years
Lessor's shareholders equity relating to the variable interest entity							1,900,000
Loans from Shareholders relating to the variable interest entity							11,600,000
Loan from bank relating to the variable interest entity							12,300,000
Subordinated loan by ASML to parent of the lessor relating to the variable interest entity							5,400,000
Purchase option relating to the variable interest entity							24,500,000
Expiration date of purchase option relating to the variable interest entity							2018
Total assets of the lessor relating to the variable interest entity at inception of the lease							54.5
Use of Buildings (In Years) relating to the variable interest entity							15 years
VIE carrying amount					33.8	35.2
Number of shareholders that have granted a loan relating to the variable interest entity							3
Total amount of granted loan relating to the variable interest entity							€ 47,100,000